Summary of Significant Accounting Policies - Schedule of Depreciation Over Assets Estimated Useful Lives (Details)	Dec. 31, 2023	Mar. 31, 2023
Office and Electrical Equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Property and equipment, Useful lives (years)	3 years	3 years
Office and Electrical Equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Property and equipment, Useful lives (years)	5 years	5 years
Computers
Summary of Significant Accounting Policies [Line Items]
Property and equipment, Useful lives (years)	3 years	3 years
Furniture and Fixtures [Member]
Summary of Significant Accounting Policies [Line Items]
Property and equipment, Useful lives (years)	10 years	10 years